Wells, Pipelines, Properties, Plant and Equipment, Net - Schedule of Property, Plant and Equipment (Detail) - MXN ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	$ 1,618,916,044
Changes in property, plant and equipment [abstract]
Translation effect	2,512,206	$ 1,163,860
Ending balance	1,584,011,951	1,626,144,136	$ 1,618,916,044
Depreciation and amortisation expense	43,158,175	35,904,020
Plugging and abandonment cost	2,608,906	1,851,961
Provisions for plugging wells	128,697,440		126,608,358
Translation effect	2,512,206	1,163,860
(Impairment) of wells, pipelines, properties, plant and equipment, net	(14,321,864)	(5,620,328)
Investment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	4,843,928,421	4,773,301,181	4,773,301,181
Changes in property, plant and equipment [abstract]
Acquisitions	20,270,390	16,906,640	194,096,080
Reclassifications	(146,250)	552,560	622,850
Capitalization	0	0	0
Disposals	(293,840)	(2,220,180)	(64,919,910)
Translation effect	2,929,320	1,241,370	(59,171,780)
Ending balance	4,866,688,041	4,789,781,571	4,843,928,421
Translation effect	2,929,320	1,241,370	(59,171,780)
Accumulated depreciation and amortization
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(3,225,012,377)	(3,122,768,469)	(3,122,768,469)
Changes in property, plant and equipment [abstract]
Depreciation and amortization	(43,158,175)	(35,904,020)	(153,518,664)
Reclassifications	146,250	(552,560)	(622,850)
(Impairment)	(15,459,304)	(11,440,658)	(126,445,679)
Reversal of impairment	1,137,440	5,820,330	118,368,230
Disposals	87,190	1,285,452	48,184,670
Translation effect	(417,114)	(77,510)	11,790,385
Ending balance	(3,282,676,090)	(3,163,637,435)	(3,225,012,377)
Translation effect	(417,114)	(77,510)	11,790,385
Plants
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	383,177,270
Changes in property, plant and equipment [abstract]
Ending balance	478,342,270	268,403,580	383,177,270
Plants | Investment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	1,303,219,019	1,147,088,699	1,147,088,699
Changes in property, plant and equipment [abstract]
Acquisitions	3,121,300	1,665,780	14,065,870
Reclassifications	(149,060)	0	5,228,300
Capitalization	121,452,370	24,437,010	168,334,100
Disposals	(155,680)	(578,610)	(7,437,570)
Translation effect	(4,655,340)	1,453,610	(24,060,380)
Ending balance	1,422,832,609	1,174,066,489	1,303,219,019
Translation effect	(4,655,340)	1,453,610	(24,060,380)
Plants | Accumulated depreciation and amortization
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(920,041,749)	(901,583,069)	(901,583,069)
Changes in property, plant and equipment [abstract]
Depreciation and amortization	(9,920,230)	(7,449,280)	(34,323,900)
Reclassifications	148,350	0	(1,290,060)
(Impairment)	(15,406,360)	(622,910)	(39,761,990)
Reversal of impairment	1,093,690	3,926,030	39,467,710
Disposals	15,570	283,140	6,591,240
Translation effect	(379,610)	(216,820)	10,858,320
Ending balance	(944,490,339)	(905,662,909)	(920,041,749)
Translation effect	$ (379,610)	(216,820)	10,858,320
Plants | Bottom of range
Changes in property, plant and equipment [abstract]
Depreciation rates	3.00%
Estimated useful lives	20 years
Plants | Top of range
Changes in property, plant and equipment [abstract]
Depreciation rates	5.00%
Estimated useful lives	35 years
Drilling equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	$ 17,121,941
Changes in property, plant and equipment [abstract]
Ending balance	$ 17,151,581	16,764,251	17,121,941
Depreciation rates	5.00%
Estimated useful lives	20 years
Drilling equipment | Investment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	$ 23,002,415	24,307,475	24,307,475
Changes in property, plant and equipment [abstract]
Acquisitions	167,590	226,380	1,720,400
Reclassifications	(12,770)	0	(25,430)
Capitalization	0	0	0
Disposals	0	(157,820)	(3,000,030)
Translation effect	0	0	0
Ending balance	23,157,235	24,376,035	23,002,415
Translation effect	0	0	0
Drilling equipment | Accumulated depreciation and amortization
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(5,880,474)	(7,574,244)	(7,574,244)
Changes in property, plant and equipment [abstract]
Depreciation and amortization	(126,220)	(106,130)	(415,240)
Reclassifications	1,040	370	1,220
(Impairment)	0	0	0
Reversal of impairment	0	0	0
Disposals	0	68,220	2,107,790
Translation effect	0	0	0
Ending balance	(6,005,654)	(7,611,784)	(5,880,474)
Translation effect	0	0	0
Pipelines
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	172,213,387
Changes in property, plant and equipment [abstract]
Ending balance	169,987,527	178,873,637	172,213,387
Pipelines | Investment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	511,233,042	507,250,372	507,250,372
Changes in property, plant and equipment [abstract]
Acquisitions	20,830	2,977,500	9,362,710
Reclassifications	0	522,330	532,090
Capitalization	648,810	28,990	6,574,820
Disposals	0	(596,580)	(12,463,280)
Translation effect	530	(243,390)	(23,670)
Ending balance	511,903,212	509,939,222	511,233,042
Translation effect	530	(243,390)	(23,670)
Pipelines | Accumulated depreciation and amortization
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(339,019,655)	(326,936,205)	(326,936,205)
Changes in property, plant and equipment [abstract]
Depreciation and amortization	(2,924,270)	(2,973,390)	(13,635,710)
Reclassifications	0	(522,330)	(532,090)
(Impairment)	0	(1,390,680)	(34,492,290)
Reversal of impairment	28,640	0	29,701,920
Disposals	0	584,600	6,848,320
Translation effect	(400)	172,420	26,400
Ending balance	(341,915,685)	(331,065,585)	(339,019,655)
Translation effect	$ (400)	172,420	26,400
Pipelines | Bottom of range
Changes in property, plant and equipment [abstract]
Depreciation rates	2.00%
Estimated useful lives	15 years
Pipelines | Top of range
Changes in property, plant and equipment [abstract]
Depreciation rates	7.00%
Estimated useful lives	45 years
Wells
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	$ 467,249,251
Changes in property, plant and equipment [abstract]
Ending balance	454,876,961	421,563,001	467,249,251
Wells | Investment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	1,935,028,894	1,849,606,934	1,849,606,934
Changes in property, plant and equipment [abstract]
Acquisitions	5,921,170	12,759,400	67,196,720
Reclassifications	0	0	0
Capitalization	7,382,150	1,116,280	47,890,360
Disposals	0	0	(29,665,120)
Translation effect	0	0	0
Ending balance	1,948,332,214	1,863,482,614	1,935,028,894
Translation effect	0	0	0
Wells | Accumulated depreciation and amortization
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(1,467,779,643)	(1,413,192,433)	(1,413,192,433)
Changes in property, plant and equipment [abstract]
Depreciation and amortization	(25,675,610)	(21,230,510)	(86,448,950)
Reclassifications	0	0	0
(Impairment)	0	(9,390,840)	(23,760,170)
Reversal of impairment	0	1,894,170	30,497,120
Disposals	0	0	25,124,790
Translation effect	0	0	0
Ending balance	(1,493,455,253)	(1,441,919,613)	(1,467,779,643)
Translation effect	0	0	0
Buildings
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	32,669,386
Changes in property, plant and equipment [abstract]
Ending balance	32,330,526	26,075,656	32,669,386
Buildings | Investment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	85,436,622	77,850,512	77,850,512
Changes in property, plant and equipment [abstract]
Acquisitions	70	90	(10,680)
Reclassifications	(840)	0	1,620,720
Capitalization	119,810	145,010	7,835,170
Disposals	0	0	(9,320)
Translation effect	89,910	30,970	(1,849,780)
Ending balance	85,645,572	78,026,582	85,436,622
Translation effect	89,910	30,970	(1,849,780)
Buildings | Accumulated depreciation and amortization
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(52,767,236)	(51,487,596)	(51,487,596)
Changes in property, plant and equipment [abstract]
Depreciation and amortization	(521,710)	(412,090)	(1,863,600)
Reclassifications	840	0	(96,200)
(Impairment)	0	(36,200)	(42,890)
Reversal of impairment	0	0	0
Disposals	0	0	8,290
Translation effect	(26,940)	(15,040)	714,760
Ending balance	(53,315,046)	(51,950,926)	(52,767,236)
Translation effect	$ (26,940)	(15,040)	714,760
Buildings | Bottom of range
Changes in property, plant and equipment [abstract]
Depreciation rates	3.00%
Estimated useful lives	14 years
Buildings | Top of range
Changes in property, plant and equipment [abstract]
Depreciation rates	7.00%
Estimated useful lives	33 years
Offshore platforms
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	$ 108,577,840
Changes in property, plant and equipment [abstract]
Ending balance	$ 105,755,500	122,719,170	108,577,840
Depreciation rates	4.00%
Estimated useful lives	25 years
Offshore platforms | Investment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	$ 414,306,030	428,679,320	428,679,320
Changes in property, plant and equipment [abstract]
Acquisitions	285,200	131,250	2,731,950
Reclassifications	0	0	(6,927,180)
Capitalization	0	0	604,370
Disposals	0	(14,800)	(10,782,430)
Translation effect	0	0	0
Ending balance	414,591,230	428,795,770	414,306,030
Translation effect	0	0	0
Offshore platforms | Accumulated depreciation and amortization
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(305,728,190)	(303,184,790)	(303,184,790)
Changes in property, plant and equipment [abstract]
Depreciation and amortization	(3,107,540)	(2,903,810)	(13,364,700)
Reclassifications	0	0	1,385,140
(Impairment)	0	0	(12,365,330)
Reversal of impairment	0	0	14,903,160
Disposals	0	12,000	6,898,330
Translation effect	0	0	0
Ending balance	(308,835,730)	(306,076,600)	(305,728,190)
Translation effect	0	0	0
Furniture and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	11,152,624
Changes in property, plant and equipment [abstract]
Ending balance	10,600,284	8,483,994	11,152,624
Furniture and equipment | Investment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	59,188,567	55,458,217	55,458,217
Changes in property, plant and equipment [abstract]
Acquisitions	(362,070)	46,380	3,285,650
Reclassifications	13,480	0	24,210
Capitalization	229,580	223,000	1,040,030
Disposals	(69,180)	(280,590)	(473,760)
Translation effect	3,250	8,030	(145,780)
Ending balance	59,003,627	55,455,037	59,188,567
Translation effect	3,250	8,030	(145,780)
Furniture and equipment | Accumulated depreciation and amortization
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(48,035,943)	(46,845,363)	(46,845,363)
Changes in property, plant and equipment [abstract]
Depreciation and amortization	(434,090)	(397,860)	(1,724,030)
Reclassifications	(1,040)	(370)	(1,750)
(Impairment)	0	0	0
Reversal of impairment	0	0	0
Disposals	68,950	280,490	470,340
Translation effect	(1,220)	(7,940)	64,860
Ending balance	(48,403,343)	(46,971,043)	(48,035,943)
Translation effect	$ (1,220)	(7,940)	64,860
Furniture and equipment | Bottom of range
Changes in property, plant and equipment [abstract]
Depreciation rates	3.00%
Estimated useful lives	10 years
Furniture and equipment | Top of range
Changes in property, plant and equipment [abstract]
Depreciation rates	10.00%
Estimated useful lives	33 years
Transportation equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	$ 15,607,878
Changes in property, plant and equipment [abstract]
Ending balance	15,455,639	15,407,059	15,607,878
Transportation equipment | Investment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	35,649,477	34,193,167	34,193,167
Changes in property, plant and equipment [abstract]
Acquisitions	281,000	81,200	1,722,480
Reclassifications	2,940	30,230	92,620
Capitalization	53,370	33,510	256,850
Disposals	(4,030)	(56,970)	(146,460)
Translation effect	24,680	11,800	(469,180)
Ending balance	36,007,437	34,292,937	35,649,477
Translation effect	24,680	11,800	(469,180)
Transportation equipment | Accumulated depreciation and amortization
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(20,041,599)	(18,471,570)	(18,471,570)
Changes in property, plant and equipment [abstract]
Depreciation and amortization	(448,505)	(430,950)	(1,742,534)
Reclassifications	(2,940)	(30,230)	(89,110)
(Impairment)	(52,480)	0	0
Reversal of impairment	0	0	0
Disposals	2,670	57,002	135,570
Translation effect	(8,944)	(10,130)	126,045
Ending balance	(20,551,798)	(18,885,878)	(20,041,599)
Translation effect	$ (8,944)	(10,130)	126,045
Transportation equipment | Bottom of range
Changes in property, plant and equipment [abstract]
Depreciation rates	4.00%
Estimated useful lives	5 years
Transportation equipment | Top of range
Changes in property, plant and equipment [abstract]
Depreciation rates	20.00%
Estimated useful lives	25 years
Construction in progress
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	$ 358,366,552
Changes in property, plant and equipment [abstract]
Ending balance	246,716,198	514,514,343	358,366,552
Construction in progress | Investment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	424,084,440	595,534,110	595,534,110
Changes in property, plant and equipment [abstract]
Acquisitions	10,835,300	(981,340)	94,020,980
Reclassifications	0	0	77,520
Capitalization	(129,886,090)	(25,983,800)	(232,536,280)
Disposals	(64,950)	(534,810)	(713,060)
Translation effect	7,450,740	(26,720)	(32,298,830)
Ending balance	312,419,440	568,007,440	424,084,440
Translation effect	7,450,740	(26,720)	(32,298,830)
Construction in progress | Accumulated depreciation and amortization
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(65,717,888)	(53,493,199)	(53,493,199)
Changes in property, plant and equipment [abstract]
Depreciation and amortization	0	0	0
Reclassifications	0	0	0
(Impairment)	(464)	(28)	(16,023,009)
Reversal of impairment	15,110	130	3,798,320
Disposals	0	0	0
Translation effect	0	0	0
Ending balance	(65,703,242)	(53,493,097)	(65,717,888)
Translation effect	0	0	0
Land
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	52,779,915
Changes in property, plant and equipment [abstract]
Ending balance	52,795,465	53,339,445	52,779,915
Land | Investment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	52,779,915	53,332,375	53,332,375
Changes in property, plant and equipment [abstract]
Acquisitions	0	0	0
Reclassifications	0	0	0
Capitalization	0	0	580
Disposals	0	0	(228,880)
Translation effect	15,550	7,070	(324,160)
Ending balance	52,795,465	53,339,445	52,779,915
Translation effect	15,550	7,070	(324,160)
Land | Accumulated depreciation and amortization
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	0	0	0
Changes in property, plant and equipment [abstract]
Depreciation and amortization	0	0	0
Reclassifications	0	0	0
(Impairment)	0	0	0
Reversal of impairment	0	0	0
Disposals	0	0	0
Translation effect	0	0	0
Ending balance	0	0	0
Translation effect	0	0	$ 0
Exploration and Extraction (formerly Pemex Exploration and Production)
Changes in property, plant and equipment [abstract]
Financing cost	$ 934,308	$ 1,749,532
Exploration and Extraction (formerly Pemex Exploration and Production) | Bottom of range
Changes in property, plant and equipment [abstract]
Financing costs rates	8.09%	8.35%
Exploration and Extraction (formerly Pemex Exploration and Production) | Top of range
Changes in property, plant and equipment [abstract]
Financing costs rates	8.68%	14.11%